Mining concessions, development costs, right-of-use asset, property, plant and equipment, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Mining concessions, development costs, property, plant and equipment, net
Opening balance	$ 1,754,372	$ 1,847,615
Mining concessions, development costs, right-of-use asset, property, plant and equipment, net	1,650,361	1,754,372	$ 1,847,615
Final balances	1,650,361	1,754,372	1,847,615
Gross carrying amount [Member]
Mining concessions, development costs, property, plant and equipment, net
Opening balance	3,781,326	3,727,403
Additions	109,325	133,070
Disposals	(14,270)	(48,153)
Sales	(104,403)	(45,772)
Reclassifications and transfers		(3,750)
Implementation IFRS 16		18,528
Mining concessions, development costs, right-of-use asset, property, plant and equipment, net	3,771,978	3,781,326	3,727,403
Final balances	3,771,978	3,781,326	3,727,403
Accumulated depreciation, amortisation and impairment [member]
Mining concessions, development costs, property, plant and equipment, net
Opening balance	(1,998,596)	(1,853,513)
Additions	(199,586)	(222,221)
Disposals	1,595	36,331
Sales	101,245	40,807
Mining concessions, development costs, right-of-use asset, property, plant and equipment, net	(2,095,342)	(1,998,596)	(1,853,513)
Final balances	(2,095,342)	(1,998,596)	(1,853,513)
Accumulated impairment [member]
Mining concessions, development costs, property, plant and equipment, net
Opening balance	(28,358)	(26,275)
Additions	2,083	2,083
Mining concessions, development costs, right-of-use asset, property, plant and equipment, net	(26,275)	(28,358)	(26,275)
Final balances	(26,275)	(28,358)	(26,275)
Land | Gross carrying amount [Member]
Mining concessions, development costs, property, plant and equipment, net
Opening balance	17,517	21,761
Additions	133	630
Sales		(135)
Reclassifications and transfers		(4,739)
Mining concessions, development costs, right-of-use asset, property, plant and equipment, net	17,650	17,517	21,761
Final balances	17,650	17,517	21,761
Mining concessions [Member] | Gross carrying amount [Member]
Mining concessions, development costs, property, plant and equipment, net
Opening balance	151,873	151,873
Mining concessions, development costs, right-of-use asset, property, plant and equipment, net	151,873	151,873	151,873
Final balances	151,873	151,873	151,873
Mining concessions [Member] | Accumulated depreciation, amortisation and impairment [member]
Mining concessions, development costs, property, plant and equipment, net
Opening balance	(40,259)	(40,249)
Additions	(11)	(10)
Mining concessions, development costs, right-of-use asset, property, plant and equipment, net	(40,270)	(40,259)	(40,249)
Final balances	(40,270)	(40,259)	(40,249)
Development costs [Member] | Gross carrying amount [Member]
Mining concessions, development costs, property, plant and equipment, net
Opening balance	788,044	743,259
Additions	33,233	46,047
Disposals		(443)
Sales	8,657
Reclassifications and transfers	612	(819)
Mining concessions, development costs, right-of-use asset, property, plant and equipment, net	813,232	788,044	743,259
Final balances	813,232	788,044	743,259
Development costs [Member] | Accumulated depreciation, amortisation and impairment [member]
Mining concessions, development costs, property, plant and equipment, net
Opening balance	(328,517)	(298,553)
Additions	(21,139)	(29,964)
Sales	8,657
Mining concessions, development costs, right-of-use asset, property, plant and equipment, net	(340,999)	(328,517)	(298,553)
Final balances	(340,999)	(328,517)	(298,553)
Buildings and other constructions | Gross carrying amount [Member]
Mining concessions, development costs, property, plant and equipment, net
Opening balance	1,359,841	1,342,621
Additions	99	39
Disposals	(132)	(3,559)
Sales	45,624	(5,380)
Reclassifications and transfers	28,876	26,120
Mining concessions, development costs, right-of-use asset, property, plant and equipment, net	1,343,060	1,359,841	1,342,621
Final balances	1,343,060	1,359,841	1,342,621
Buildings and other constructions | Accumulated depreciation, amortisation and impairment [member]
Mining concessions, development costs, property, plant and equipment, net
Opening balance	(667,319)	(591,643)
Additions	(74,719)	(83,274)
Disposals	53	3,391
Sales	44,096	(3,569)
Reclassifications and transfers	435	(638)
Mining concessions, development costs, right-of-use asset, property, plant and equipment, net	(698,324)	(667,319)	(591,643)
Final balances	(698,324)	(667,319)	(591,643)
Machinery and equipment | Gross carrying amount [Member]
Mining concessions, development costs, property, plant and equipment, net
Opening balance	912,704	958,466
Additions	4	12
Disposals	(419)	(30,235)
Sales	42,319	(38,322)
Reclassifications and transfers	13,222	22,783
Mining concessions, development costs, right-of-use asset, property, plant and equipment, net	883,192	912,704	958,466
Final balances	883,192	912,704	958,466
Machinery and equipment | Accumulated depreciation, amortisation and impairment [member]
Mining concessions, development costs, property, plant and equipment, net
Opening balance	(667,937)	(665,357)
Additions	(60,034)	(66,020)
Disposals	265	28,619
Sales	40,805	35,459
Reclassifications and transfers	(435)	638
Mining concessions, development costs, right-of-use asset, property, plant and equipment, net	(686,466)	(667,937)	(665,357)
Final balances	(686,466)	(667,937)	(665,357)
Transportation units [Member] | Gross carrying amount [Member]
Mining concessions, development costs, property, plant and equipment, net
Opening balance	8,892	10,885
Additions		33
Disposals		(540)
Sales	577	(1,856)
Reclassifications and transfers	94	370
Mining concessions, development costs, right-of-use asset, property, plant and equipment, net	8,409	8,892	10,885
Final balances	8,409	8,892	10,885
Transportation units [Member] | Accumulated depreciation, amortisation and impairment [member]
Mining concessions, development costs, property, plant and equipment, net
Opening balance	(7,026)	(8,599)
Additions	(607)	(744)
Disposals		538
Sales	550	1,779
Mining concessions, development costs, right-of-use asset, property, plant and equipment, net	(7,083)	(7,026)	(8,599)
Final balances	(7,083)	(7,026)	(8,599)
Fixtures and fittings [Member] | Gross carrying amount [Member]
Mining concessions, development costs, property, plant and equipment, net
Opening balance	12,010	13,306
Additions	3	2
Disposals	(74)	(1,310)
Sales	408	(1)
Reclassifications and transfers	206	13
Mining concessions, development costs, right-of-use asset, property, plant and equipment, net	11,737	12,010	13,306
Final balances	11,737	12,010	13,306
Fixtures and fittings [Member] | Accumulated depreciation, amortisation and impairment [member]
Mining concessions, development costs, property, plant and equipment, net
Opening balance	(9,604)	(10,123)
Additions	(614)	(653)
Disposals	46	1,172
Sales	348
Mining concessions, development costs, right-of-use asset, property, plant and equipment, net	(9,824)	(9,604)	(10,123)
Final balances	(9,824)	(9,604)	(10,123)
Units in transit [Member] | Gross carrying amount [Member]
Mining concessions, development costs, property, plant and equipment, net
Opening balance	3,754	2,682
Disposals	(373)	(1)
Reclassifications and transfers		1,073
Mining concessions, development costs, right-of-use asset, property, plant and equipment, net	3,381	3,754	2,682
Final balances	3,381	3,754	2,682
Work in Progress [Member] | Gross carrying amount [Member]
Mining concessions, development costs, property, plant and equipment, net
Opening balance	50,365	56,662
Additions	27,322	44,319
Disposals	(325)	(1,168)
Sales	30	(78)
Reclassifications and transfers	(42,398)	(49,370)
Mining concessions, development costs, right-of-use asset, property, plant and equipment, net	34,934	50,365	56,662
Final balances	34,934	50,365	56,662
Stripping activity asset [Member] | Gross carrying amount [Member]
Mining concessions, development costs, property, plant and equipment, net
Opening balance	154,090	141,726
Additions	10,752	11,545
Disposals	(11,633)
Reclassifications and transfers	(612)	819
Mining concessions, development costs, right-of-use asset, property, plant and equipment, net	152,597	154,090	141,726
Final balances	152,597	154,090	141,726
Stripping activity asset [Member] | Accumulated depreciation, amortisation and impairment [member]
Mining concessions, development costs, property, plant and equipment, net
Opening balance	(88,923)	(70,518)
Additions	(22,532)	(18,405)
Mining concessions, development costs, right-of-use asset, property, plant and equipment, net	(111,455)	(88,923)	(70,518)
Final balances	(111,455)	(88,923)	(70,518)
Right-of-use assets [member] | Gross carrying amount [Member]
Mining concessions, development costs, property, plant and equipment, net
Opening balance	11,352
Additions	6,221	3,721
Disposals	(1,314)	(10,897)
Implementation IFRS 16		18,528
Mining concessions, development costs, right-of-use asset, property, plant and equipment, net	16,259	11,352
Final balances	16,259	11,352
Right-of-use assets [member] | Accumulated depreciation, amortisation and impairment [member]
Mining concessions, development costs, property, plant and equipment, net
Opening balance	(5,167)
Additions	(5,145)	7,778
Disposals	1,231	2,611
Mining concessions, development costs, right-of-use asset, property, plant and equipment, net	(9,081)	(5,167)
Final balances	(9,081)	(5,167)
Mine closure costs [Member] | Gross carrying amount [Member]
Mining concessions, development costs, property, plant and equipment, net
Opening balance	310,884	284,162
Additions	31,558	26,722
Sales	6,788
Mining concessions, development costs, right-of-use asset, property, plant and equipment, net	335,654	310,884	284,162
Final balances	335,654	310,884	284,162
Mine closure costs [Member] | Accumulated depreciation, amortisation and impairment [member]
Mining concessions, development costs, property, plant and equipment, net
Opening balance	(183,844)	(168,471)
Additions	(14,785)	(15,373)
Sales	6,789
Mining concessions, development costs, right-of-use asset, property, plant and equipment, net	(191,840)	(183,844)	(168,471)
Final balances	(191,840)	(183,844)	(168,471)
Mine closure costs [Member] | Accumulated impairment [member]
Mining concessions, development costs, property, plant and equipment, net
Opening balance	(15,290)	(13,207)
Additions	2,083	2,083
Mining concessions, development costs, right-of-use asset, property, plant and equipment, net	(13,207)	(15,290)	(13,207)
Final balances	(13,207)	(15,290)	(13,207)
Mine Development Cost [Member] | Accumulated impairment [member]
Mining concessions, development costs, property, plant and equipment, net
Opening balance	(10,153)	(10,153)
Mining concessions, development costs, right-of-use asset, property, plant and equipment, net	(10,153)	(10,153)	(10,153)
Final balances	(10,153)	(10,153)	(10,153)
Mining Concessions And Development Costs [Member] | Accumulated impairment [member]
Mining concessions, development costs, property, plant and equipment, net
Opening balance	(2,915)	(2,915)
Mining concessions, development costs, right-of-use asset, property, plant and equipment, net	(2,915)	(2,915)	(2,915)
Final balances	(2,915)	(2,915)	(2,915)
Sociedad Minera Cerro Verde S.A.A. [Member]
Mining concessions, development costs, property, plant and equipment, net
Opening balance	5,690,851	5,602,902
Mining concessions, development costs, right-of-use asset, property, plant and equipment, net	5,495,976	5,690,851	5,602,902
Final balances	5,495,976	5,690,851	5,602,902
Sociedad Minera Cerro Verde S.A.A. [Member] | Gross carrying amount [Member]
Mining concessions, development costs, property, plant and equipment, net
Opening balance	8,753,310	8,166,652
Additions	294,846	529,708
Disposals	(15,146)	(36,886)
Mining concessions, development costs, right-of-use asset, property, plant and equipment, net	9,026,755	8,753,310	8,166,652
Final balances	9,026,755	8,753,310	8,166,652
Sociedad Minera Cerro Verde S.A.A. [Member] | Gross carrying amount [Member] | IFRS 16 [Member]
Mining concessions, development costs, property, plant and equipment, net
Additions			95,728
Sociedad Minera Cerro Verde S.A.A. [Member] | Land | Gross carrying amount [Member]
Mining concessions, development costs, property, plant and equipment, net
Opening balance	24,905	24,663
Additions	0	0
Disposals	0	(80)
Mining concessions, development costs, right-of-use asset, property, plant and equipment, net	24,905	24,905	24,663
Final balances	24,905	24,905	24,663
Sociedad Minera Cerro Verde S.A.A. [Member] | Land | Gross carrying amount [Member] | IFRS 16 [Member]
Mining concessions, development costs, property, plant and equipment, net
Additions			0
Sociedad Minera Cerro Verde S.A.A. [Member] | Machinery and equipment | Gross carrying amount [Member]
Mining concessions, development costs, property, plant and equipment, net
Opening balance	4,854,613	4,694,050
Additions	0	0
Disposals	(12,814)	(30,482)
Mining concessions, development costs, right-of-use asset, property, plant and equipment, net	4,985,749	4,854,613	4,694,050
Final balances	4,985,749	4,854,613	4,694,050
Sociedad Minera Cerro Verde S.A.A. [Member] | Machinery and equipment | Gross carrying amount [Member] | IFRS 16 [Member]
Mining concessions, development costs, property, plant and equipment, net
Additions			0
Sociedad Minera Cerro Verde S.A.A. [Member] | Transportation units [Member] | Gross carrying amount [Member]
Mining concessions, development costs, property, plant and equipment, net
Opening balance	26,365	23,251
Additions	0	0
Disposals	0	(32)
Mining concessions, development costs, right-of-use asset, property, plant and equipment, net	30,098	26,365	23,251
Final balances	30,098	26,365	23,251
Sociedad Minera Cerro Verde S.A.A. [Member] | Transportation units [Member] | Gross carrying amount [Member] | IFRS 16 [Member]
Mining concessions, development costs, property, plant and equipment, net
Additions			0
Sociedad Minera Cerro Verde S.A.A. [Member] | Fixtures and fittings [Member] | Gross carrying amount [Member]
Mining concessions, development costs, property, plant and equipment, net
Opening balance	949	949
Additions	0	0
Disposals	0	0
Mining concessions, development costs, right-of-use asset, property, plant and equipment, net	949	949	949
Final balances	949	949	949
Sociedad Minera Cerro Verde S.A.A. [Member] | Fixtures and fittings [Member] | Gross carrying amount [Member] | IFRS 16 [Member]
Mining concessions, development costs, property, plant and equipment, net
Additions			0
Sociedad Minera Cerro Verde S.A.A. [Member] | Work in Progress [Member] | Gross carrying amount [Member]
Mining concessions, development costs, property, plant and equipment, net
Opening balance	158,068	185,928
Additions	161,059	271,364
Disposals	0	0
Mining concessions, development costs, right-of-use asset, property, plant and equipment, net	118,430	158,068	185,928
Final balances	118,430	158,068	185,928
Sociedad Minera Cerro Verde S.A.A. [Member] | Work in Progress [Member] | Gross carrying amount [Member] | IFRS 16 [Member]
Mining concessions, development costs, property, plant and equipment, net
Additions			0
Sociedad Minera Cerro Verde S.A.A. [Member] | Mine Maintenance Truck Shop [Member]
Mining concessions, development costs, property, plant and equipment, net
Additions	13,400	78,200
Additions for capitalization of interest	1,400
Sociedad Minera Cerro Verde S.A.A. [Member] | Haul Trucks [Member]
Mining concessions, development costs, property, plant and equipment, net
Additions	24,600	47,100
Sociedad Minera Cerro Verde S.A.A. [Member] | Stators For Ball Mills [Member]
Mining concessions, development costs, property, plant and equipment, net
Additions	7,000	18,300
Additions for capitalization of interest	200
Sociedad Minera Cerro Verde S.A.A. [Member] | Tailing Drain Expansion [Member]
Mining concessions, development costs, property, plant and equipment, net
Additions		15,200
Sociedad Minera Cerro Verde S.A.A. [Member] | Concentrator Optimization Project [Member]
Mining concessions, development costs, property, plant and equipment, net
Additions		12,300
Sociedad Minera Cerro Verde S.A.A. [Member] | Regrowth Of Leach Pad [Member]
Mining concessions, development costs, property, plant and equipment, net
Additions		10,900
Sociedad Minera Cerro Verde S.A.A. [Member] | Staged Flotation Reactor Engineering Project [Member]
Mining concessions, development costs, property, plant and equipment, net
Additions		6,200
Sociedad Minera Cerro Verde S.A.A. [Member] | New shovel and rebuild of another shovel
Mining concessions, development costs, property, plant and equipment, net
Additions	37,900
Sociedad Minera Cerro Verde S.A.A. [Member] | Projects associated with the capitalization of main components of the mine heavy equipment
Mining concessions, development costs, property, plant and equipment, net
Additions	17,600
Sociedad Minera Cerro Verde S.A.A. [Member] | Projects for the optimization of the Company's operating processes
Mining concessions, development costs, property, plant and equipment, net
Additions	14,800
Sociedad Minera Cerro Verde S.A.A. [Member] | Rollers [Member]
Mining concessions, development costs, property, plant and equipment, net
Additions	11,000
Sociedad Minera Cerro Verde S.A.A. [Member] | Tailing dam projects related to drain expansion and jacking header extension
Mining concessions, development costs, property, plant and equipment, net
Additions	10,400
Additions for capitalization of interest	400
Sociedad Minera Cerro Verde S.A.A. [Member] | Other projects
Mining concessions, development costs, property, plant and equipment, net
Additions for capitalization of interest	500
Sociedad Minera Cerro Verde S.A.A. [Member] | Stripping activity asset [Member] | Gross carrying amount [Member]
Mining concessions, development costs, property, plant and equipment, net
Opening balance	852,747	655,709
Additions	92,890	197,038
Disposals	0	0
Mining concessions, development costs, right-of-use asset, property, plant and equipment, net	945,637	852,747	655,709
Final balances	945,637	852,747	655,709
Sociedad Minera Cerro Verde S.A.A. [Member] | Stripping activity asset [Member] | Gross carrying amount [Member] | IFRS 16 [Member]
Mining concessions, development costs, property, plant and equipment, net
Additions			0
Sociedad Minera Cerro Verde S.A.A. [Member] | Right-of-use assets [member] | Gross carrying amount [Member]
Mining concessions, development costs, property, plant and equipment, net
Opening balance	95,441
Additions	3,328	1,342
Disposals	(2,318)	(929)
Mining concessions, development costs, right-of-use asset, property, plant and equipment, net	96,451	95,441
Final balances	96,451	95,441
Sociedad Minera Cerro Verde S.A.A. [Member] | Right-of-use assets [member] | Gross carrying amount [Member] | IFRS 16 [Member]
Mining concessions, development costs, property, plant and equipment, net
Additions			95,728
Sociedad Minera Cerro Verde S.A.A. [Member] | Right-of-use assets [member] | Accumulated depreciation, amortisation and impairment [member]
Mining concessions, development costs, property, plant and equipment, net
Opening balance	(10,585)
Additions	(11,320)	11,488
Disposals	2,316	903
Mining concessions, development costs, right-of-use asset, property, plant and equipment, net	(19,589)	(10,585)
Final balances	(19,589)	(10,585)
Sociedad Minera Cerro Verde S.A.A. [Member] | Other property, plant and equipment [Member] | Gross carrying amount [Member]
Mining concessions, development costs, property, plant and equipment, net
Opening balance	25,100	25,491
Additions	0	0
Disposals	0	(594)
Mining concessions, development costs, right-of-use asset, property, plant and equipment, net	30,965	25,100	25,491
Final balances	$ 30,965	$ 25,100	25,491
Sociedad Minera Cerro Verde S.A.A. [Member] | Other property, plant and equipment [Member] | Gross carrying amount [Member] | IFRS 16 [Member]
Mining concessions, development costs, property, plant and equipment, net
Additions			$ 0